VIA EDGAR

February 14, 2013

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: S.A.C. Global Investors LLP

Ladies and Gentlemen:

On behalf of S.A.C. Global Investors LLP, enclosed for filing with the Securities and Exchange Commission pursuant to the requirements of
Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1 thereunder, please find the attached report on Form 13F for the reporting period ended December 31, 2012.

These materials are being submitted electronically pursuant to Rule 101(a)(1)(iii) of Regulation S-T.

Should you have any questions regarding the enclosures, please contact the undersigned at (203) 890-2094.

Very truly yours,

S.A.C. Global Investors LLP

By: S.A.C. Global Limited, its Managing Member

Peter Nussbaum, Director

Enclosures

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ____
  This Amendment (Check only one):            [_]is a restatement.
                                              [_]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           S.A.C. Global Investors LLP
Address:        St. Martins Court, 4/th/ Floor
                10 Paternoster Row
                London, EC4M 7HP
                United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Peter Nussbaum
Title:          Authorized Person
Phone:          203-890-2094

Signature, Place, and Date of Signing:

   /s/ Peter Nussbaum        Stamford, Connecticut       February 14, 2013
------------------------  --------------------------  ------------------------
      [Signature]               [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            83*

Form 13F Information Table Value Total:            $408,300
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.             Form 13F File Number         Name
    ---             --------------------         ----

    1               28-13297                     S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

Column 1                      Column 2 Column 3  Column 4          Column 5              Column 6    Column 7      Column 8
                              Title of            Value   SH or PRN                     Investment    Other    Voting Authority
Name of Issuer                 Class    CUSIP    (x$1000)  Amount   SH/PRN Put / Call   Discretion   Manager  Sole  Shared  None

AES CORP                      Common   00130H105   10,350   967,327 SH                Shared-Defined        1       967,327
ALBEMARLE CORP                Common   012653101   12,204   196,460 SH                Shared-Defined        1       196,460
ALLSTATE CORP                 Common   020002101    7,994   199,000 SH                Shared-Defined        1       199,000
AMARIN CORP PLC               Common   023111206      885   109,397 SH                Shared-Defined        1       109,397
AMERICAN CAP MTG INVT CORP    Common   02504A104    1,650    70,000 SH                Shared-Defined        1        70,000
AMERICAN EXPRESS CO           Common   025816109    9,484   165,000 SH                Shared-Defined        1       165,000
AMERICAN INTL GROUP INC       Common   026874784   11,649   330,000 SH                Shared-Defined        1       330,000
AMERIPRISE FINL INC           Common   03076C106    6,263   100,000 SH                Shared-Defined        1       100,000
AMIRA NATURE FOODS LTD        Common   G0335L102      795   100,000 SH                Shared-Defined        1       100,000
ANGLOGOLD ASHANTI LTD         Common   035128206    6,431   205,000 SH                Shared-Defined        1       205,000
ASHLAND INC NEW               Common   044209104    9,617   119,600 SH                Shared-Defined        1       119,600
BANK OF AMERICA CORPORATION   Common   060505104    8,294   715,000 SH                Shared-Defined        1       715,000
BP PLC                        Common   055622104    4,164   100,000 SH                Shared-Defined        1       100,000
BROWN & BROWN INC             Common   115236101    4,573   179,599 SH                Shared-Defined        1       179,599
CANADIAN NAT RES LTD          Common   136385101    2,887   100,000 SH                Shared-Defined        1       100,000
CANADIAN NATL RY CO           Common   136375102    8,464    93,000 SH                Shared-Defined        1        93,000
CAPITAL ONE FINL CORP         Common   14040H105    3,881    67,000 SH                Shared-Defined        1        67,000
CARPENTER TECHNOLOGY CORP     Common   144285103    3,098    60,000 SH                Shared-Defined        1        60,000
CELANESE CORP DEL             Option   150870903    4,453   100,000        Call       Shared-Defined        1       100,000
CF INDS HLDGS INC             Common   125269100    6,095    30,000 SH                Shared-Defined        1        30,000
CHENIERE ENERGY INC           Common   16411R208    2,030   108,082 SH                Shared-Defined        1       108,082
CHEVRON CORP NEW              Common   166764100   11,355   105,000 SH                Shared-Defined        1       105,000
CITIGROUP INC                 Common   172967424   15,033   380,000 SH                Shared-Defined        1       380,000
CNH GLOBAL N V                Common   N20935206    4,734   117,500 SH                Shared-Defined        1       117,500
COLONY FINL INC               Common   19624R106    1,950   100,000 SH                Shared-Defined        1       100,000
COMMERCIAL METALS CO          Common   201723103    3,269   220,000 SH                Shared-Defined        1       220,000
CONSOL ENERGY INC             Common   20854P109    1,605    50,000 SH                Shared-Defined        1        50,000
CONTINENTAL RESOURCES INC     Common   212015101    1,470    20,000 SH                Shared-Defined        1        20,000
DANAHER CORP DEL              Common   235851102    6,429   115,000 SH                Shared-Defined        1       115,000
DISCOVER FINL SVCS            Common   254709108    6,939   180,000 SH                Shared-Defined        1       180,000
DOMTAR CORP                   Common   257559203    7,684    92,000 SH                Shared-Defined        1        92,000
FLOWSERVE CORP                Common   34354P105    6,312    43,000 SH                Shared-Defined        1        43,000
FREEPORT-MCMORAN COPPER & GO  Common   35671D857    4,114   120,300 SH                Shared-Defined        1       120,300
FREEPORT-MCMORAN COPPER & GO  Option   35671D907    6,840   200,000        Call       Shared-Defined        1       200,000
GENERAL CABLE CORP DEL NEW    Common   369300108       49     1,600 SH                Shared-Defined        1         1,600
GERDAU S A                    Common   373737105    7,192   800,000 SH                Shared-Defined        1       800,000
GNC HLDGS INC                 Common   36191G107    5,504   165,379 SH                Shared-Defined        1       165,379
HUBBELL INC                   Common   443510201    4,725    55,837 SH                Shared-Defined        1        55,837
HUDBAY MINERALS INC           Common   443628102    2,422   240,000 SH                Shared-Defined        1       240,000
INTERXION HOLDING N.V         Common   N47279109    1,558    65,572 SH                Shared-Defined        1        65,572
ISHARES INC                   Common   464286822    3,132    44,400 SH                Shared-Defined        1        44,400
JPMORGAN CHASE & CO           Common   46625H100    2,199    50,000 SH                Shared-Defined        1        50,000
MARKET VECTORS ETF TR         Common   57060U100    5,506   118,700 SH                Shared-Defined        1       118,700
METLIFE INC                   Common   59156R108    6,094   185,000 SH                Shared-Defined        1       185,000
MICHAEL KORS HLDGS LTD        Common   G60754101    2,041    40,000 SH                Shared-Defined        1        40,000
MICROSOFT CORP                Common   594918104    9,890   370,000 SH                Shared-Defined        1       370,000

Column 1                      Column 2 Column 3  Column 4          Column 5              Column 6    Column 7      Column 8
                              Title of            Value   SH or PRN                     Investment    Other    Voting Authority
Name of Issuer                 Class    CUSIP    (x$1000)  Amount   SH/PRN Put / Call   Discretion   Manager  Sole  Shared  None
NEW GOLD INC CDA              Common   644535106    4,302   390,000 SH                Shared-Defined        1       390,000
NUCOR CORP                    Common   670346105    2,591    60,000 SH                Shared-Defined        1        60,000
OMNICOM GROUP INC             Common   681919106    2,123    42,500 SH                Shared-Defined        1        42,500
PENNYMAC MTG INVT TR          Common   70931T103    4,302   170,100 SH                Shared-Defined        1       170,100
PHH CORP                      Common   693320202    2,048    90,000 SH                Shared-Defined        1        90,000
PLAINS EXPL& PRODTN CO        Common   726505100    8,919   190,000 SH                Shared-Defined        1       190,000
PLAINS EXPL& PRODTN CO        Option   726505900    1,408    30,000        Call       Shared-Defined        1        30,000
PNC FINL SVCS GROUP INC       Common   693475105    9,096   156,000 SH                Shared-Defined        1       156,000
PPG INDS INC                  Common   693506107    4,061    30,000 SH                Shared-Defined        1        30,000
PRAXAIR INC                   Common   74005P104   11,492   105,000 SH                Shared-Defined        1       105,000
PRIMERO MNG CORP              Common   74164W106    2,459   380,000 SH                Shared-Defined        1       380,000
RELIANCE STEEL & ALUMINUM CO  Common   759509102    3,755    60,467 SH                Shared-Defined        1        60,467
RIO TINTO PLC                 Common   767204100    5,809   100,000 SH                Shared-Defined        1       100,000
RIO TINTO PLC                 Option   767204950   11,618   200,000        Put        Shared-Defined        1       200,000
ROCK-TENN CO                  Common   772739207    6,159    88,100 SH                Shared-Defined        1        88,100
ROYAL GOLD INC                Common   780287108    3,252    40,000 SH                Shared-Defined        1        40,000
SANDSTORM GOLD LTD            Common   80013R206    2,121   180,000 SH                Shared-Defined        1       180,000
SCHLUMBERGER LTD              Common   806857108    1,917    27,660 SH                Shared-Defined        1        27,660
SELECT SECTOR SPDR TR         Common   81369Y704   14,402   380,000 SH                Shared-Defined        1       380,000
SHERWIN WILLIAMS CO           Common   824348106    3,384    22,000 SH                Shared-Defined        1        22,000
SILVER STD RES INC            Common   82823L106    3,201   215,000 SH                Shared-Defined        1       215,000
SILVER WHEATON CORP           Common   828336107    2,165    60,000 SH                Shared-Defined        1        60,000
SOUTHERN COPPER CORP          Option   84265V905    9,083   239,900        Call       Shared-Defined        1       239,900
SPDR SERIES TRUST             Common   78464A755    4,740   105,000 SH                Shared-Defined        1       105,000
STARWOOD PPTY TR INC          Common   85571B105    2,939   128,000 SH                Shared-Defined        1       128,000
STATOIL ASA                   Common   85771P102    2,504   100,000 SH                Shared-Defined        1       100,000
STILLWATER MNG CO             Common   86074Q102    1,789   140,000 SH                Shared-Defined        1       140,000
SUPERIOR ENERGY SVCS INC      Common   868157108    2,072   100,000 SH                Shared-Defined        1       100,000
TIM PARTICIPACOES S A         Common   88706P205    2,250   113,500 SH                Shared-Defined        1       113,500
TIMKEN CO                     Common   887389104    3,826    80,000 SH                Shared-Defined        1        80,000
TRONOX LTD                    Common   Q9235V101    1,825   100,000 SH                Shared-Defined        1       100,000
UNION PAC CORP                Common   907818108    1,886    15,000 SH                Shared-Defined        1        15,000
VALE S A                      Common   91912E105    1,677    80,000 SH                Shared-Defined        1        80,000
WALTER ENERGY INC             Common   93317Q105    1,615    45,000 SH                Shared-Defined        1        45,000
WEATHERFORD INTERNATIONAL LT  Common   H27013103      112    10,000 SH                Shared-Defined        1        10,000
WHITING PETE CORP NEW         Common   966387102      867    20,000 SH                Shared-Defined        1        20,000
YAMANA GOLD INC               Common   98462Y100    7,228   420,000 SH                Shared-Defined        1       420,000